Schedule of Revenue From External Customers By Geographic Areas (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 31,583	¥ 220,864	¥ 281,767	¥ 82,225
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		173,489	128,250	82,225
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		23,547	107,871
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		¥ 23,828	¥ 45,646